Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31,
	2023	2024
Accounts receivable	$77,187	$97,467
Allowance for credit losses	(21,144)	(21,862)
Accounts receivable, net	$56,043	$75,605

Schedule of Allowance of Credit Losses

The movement of allowance for credit losses for the years ended December 31, 2022, 2023 and 2024 were as following:

	For the years ended December 31,
	2022	2023	2024
Balance at the beginning of the year	$-	$25,348	$21,144
Additions	25,981	-	1,314
Decrease		(4,112)	-
Foreign currency translation	(633)	(92)	(596)
Balance at the end of the year	$25,348	$21,144	$21,862